Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net income	$ 10,391	$ 9,982
Other comprehensive income, net of tax
Foreign currency translation adjustments
Total comprehensive income, net of tax	$ 10,391	$ 9,982